Cover	Nov. 14, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nuvve Holding Corp. (the “Company”) is filing this Form 8-K/A as an amendment (the “Amendment”) to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 14, 2025 (the “Original Form 8-K”), to (i) correct an inadvertent error in the disclosure of the total purchase price and number of shares of the Company’s Series A Preferred Stock to be issued in the Offering (as defined below) described in the Original Form 8-K and to refile a corrected Exhibit 10.1 and (ii) reflect the amendment and restatement of the ELOC Agreement (as defined below) entered into as of December 1, 2025 providing for an additional Investor (as defined below) as party to such agreement. The Original Form 8-K inadvertently referenced (i) the number of such shares as being 5,000 shares with an aggregate stated value of $5,000,000 instead of the correct 6,000 shares with an aggregate stated value of $5,000,000, and (ii) the aggregate purchase price of such shares as $4,500,000 instead of the correct $5,400,000. The copy of the Securities Purchase Agreement (as defined below) filed as Exhibit 10.1 to the Original Form 8-K contained the same inadvertent share amounts discussed in the foregoing sentence. This Amendment amends and restates the Original Form 8-K in its entirety. The corrected version of the Securities Purchase Agreement is filed as Exhibit 10.1 hereto and supersedes and replaces in its entirety Exhibit 10.1 to the Original Form 8-K. Additionally, the amended and restated version of the ELOC Agreement is filed as Exhibit 10.3 hereto and supersedes and replaces in its entirety Exhibit 10.3 to the Original Form 8-K.
Document Period End Date	Nov. 14, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40296
Entity Registrant Name	NUVVE HOLDING CORP.
Entity Central Index Key	0001836875
Entity Tax Identification Number	86-1617000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2488 Historic Decatur Road, Suite 230
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	456-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, Par Value $0.0001 Per Share
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	NVVE
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	NVVEW
Security Exchange Name	NASDAQ